Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

4 Accounts receivable, net

	December 31,
	2024	2023
	US$	US$

Accounts receivable	2,599,984	2,638,333
Expected credit losses	(484,303)	(187,462)
	2,115,681	2,450,871

The movements in allowance for credit losses are as follows:

	December 31,
	2024	2023
	US$	US$

Balance at the beginning of year	187,462	117,195
Additional for the year	296,841	70,267
Balance at the end of year	484,303	187,462